Schedule of Investments (unaudited) October 31, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 85.4%
Abacus Property Group	698,518	$1,252,242
Abrdn Property Income Trust Ltd.	517,957	328,599
Acadia Realty Trust	109,526	1,530,078
Activia Properties, Inc.	1,006	2,979,827
Advance Logistics Investment Corp.	821	802,882
Advance Residence Investment Corp.	1,772	4,125,504
Aedifica SA	54,390	4,147,931
AEON REIT Investment Corp.	2,282	2,456,859
Agree Realty Corp.	106,625	7,325,138
AIMS APAC REIT(a)	803,800	698,218
Alexander & Baldwin, Inc.	101,249	1,972,331
Alexandria Real Estate Equities, Inc.	220,441	32,030,077
Allied Properties Real Estate Investment Trust	170,184	3,296,624
American Assets Trust, Inc.	67,273	1,848,662
American Homes 4 Rent, Class A	412,650	13,180,041
Americold Realty Trust, Inc.	365,689	8,867,958
Apartment Income REIT Corp.	210,116	8,074,758
Apartment Investment & Management Co., Class A	203,669	1,617,132
Apple Hospitality REIT, Inc.	292,270	5,003,662
Arena REIT	441,240	1,111,243
Argosy Property Ltd.	1,039,464	716,514
Armada Hoffler Properties, Inc.	92,739	1,084,119
Artis Real Estate Investment Trust	115,418	809,074
Ascencio	8,010	406,876
Assura PLC	3,920,102	2,511,662
AvalonBay Communities, Inc.	190,072	33,285,409
Balanced Commercial Property Trust Ltd.	628,625	601,957
Big Yellow Group PLC	229,955	2,958,960
Boardwalk Real Estate Investment Trust	52,254	1,859,488
Boston Properties, Inc.	213,232	15,501,966
Brandywine Realty Trust	218,615	1,434,114
British Land Co. PLC	1,259,813	5,284,775
Brixmor Property Group, Inc.	406,740	8,667,629
Broadstone Net Lease, Inc.	226,507	3,882,330
BWP Trust	649,856	1,699,899
Camden Property Trust	141,046	16,297,865
Canadian Apartment Properties REIT	235,605	7,296,345
Capital & Counties Properties PLC	996,285	1,223,659
CapitaLand Ascendas REIT	4,646,459	8,596,835
CapitaLand Ascott Trust	2,517,100	1,697,060
CapitaLand Integrated Commercial Trust(a)	6,892,639	9,147,592
CareTrust REIT, Inc.	129,248	2,414,353
Carmila SA	78,214	1,094,244
CDL Hospitality Trusts	1,243,654	1,019,149
Centerspace	21,626	1,498,682
Centuria Industrial REIT	703,258	1,366,677
Centuria Office REIT	672,943	648,243
Champion REIT	2,834,000	848,219
Charter Hall Long Wale REIT	896,468	2,499,635
Charter Hall Retail REIT	653,463	1,682,638
Charter Hall Social Infrastructure REIT	455,265	1,010,996
Choice Properties Real Estate Investment Trust	350,267	3,365,504
Civitas Social Housing PLC	822,128	561,918
Cofinimmo SA	43,469	3,605,121
Comforia Residential REIT, Inc.	869	1,844,839
Community Healthcare Trust, Inc.	32,057	1,109,172
Corporate Office Properties Trust(a)	152,369	4,060,634
Cousins Properties, Inc.	205,462	4,881,777
Covivio	67,973	3,639,380
CRE Logistics REIT, Inc.	711	978,208

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crombie Real Estate Investment Trust	141,726	$1,551,095
Cromwell European Real Estate Investment Trust	400,000	620,621
Cromwell Property Group	1,924,927	863,299
CT Property Trust Ltd.	377,996	307,532
CubeSmart	304,103	12,732,793
Custodian REIT PLC	503,149	510,655
Daiwa House REIT Investment Corp.	2,893	5,838,928
Daiwa Office Investment Corp.	363	1,714,908
Daiwa Securities Living Investments Corp.	2,750	2,134,599
Derwent London PLC	136,564	3,379,862
Dexus	1,472,819	7,339,207
Dexus Industria REIT	262,140	444,222
DiamondRock Hospitality Co.	279,941	2,614,649
Digital Realty Trust, Inc.	386,553	38,751,938
Douglas Emmett, Inc.	228,659	4,022,112
Dream Industrial Real Estate Investment Trust	338,630	2,721,766
Easterly Government Properties, Inc.	126,452	2,199,000
EastGroup Properties, Inc.	56,060	8,784,041
Elme Communities	119,169	2,274,936
Empire State Realty Trust, Inc., Class A(a)	178,334	1,314,322
Empiric Student Property PLC	759,768	714,467
EPR Properties	100,715	3,887,599
Equinix, Inc.(a)	123,715	70,077,125
Equity Commonwealth	145,874	3,816,064
Equity LifeStyle Properties, Inc.	241,633	15,454,847
Equity Residential	503,936	31,758,047
ESR-LOGOS REIT	7,318,235	1,756,697
Essential Properties Realty Trust, Inc.	187,069	4,025,725
Essex Property Trust, Inc.	88,431	19,652,905
Eurocommercial Properties NV	71,225	1,566,226
Extra Space Storage, Inc.	180,298	31,992,077
Far East Hospitality Trust	1,449,600	588,475
Federal Realty Investment Trust(a)	109,197	10,808,319
First Capital Real Estate Investment Trust	292,036	3,397,637
First Industrial Realty Trust, Inc.	179,499	8,549,537
Fortune Real Estate Investment Trust	1,819,000	1,161,097
Four Corners Property Trust, Inc.	108,768	2,786,636
Frasers Centrepoint Trust	1,450,205	2,131,228
Frasers Logistics & Commercial Trust	3,900,300	3,031,254
Frontier Real Estate Investment Corp.	652	2,301,867
Fukuoka REIT Corp.	1,026	1,197,627
Gaming & Leisure Properties, Inc.	332,187	16,649,212
Gecina SA	70,303	6,267,796
Getty Realty Corp.	51,832	1,632,190
Global Net Lease, Inc.	140,614	1,722,522
Global One Real Estate Investment Corp.	1,261	973,436
GLP J-REIT	5,775	5,989,150
Goodman Property Trust	1,512,243	1,818,558
GPT Group	2,611,743	7,217,723
Granite Real Estate Investment Trust	82,947	4,238,830
Great Portland Estates PLC	346,376	2,041,814
Growthpoint Properties Australia Ltd.	402,367	856,564
H&R Real Estate Investment Trust	355,844	2,928,037
Hamborner REIT AG	95,631	682,233
Hammerson PLC	5,115,625	1,121,500
Hankyu Hanshin REIT, Inc.	924	959,189
Health Care & Medical Investment Corp.	457	628,538
Healthcare Realty Trust, Inc.	515,823	10,486,682
Healthpeak Properties, Inc.	733,706	17,410,843
Heiwa Real Estate REIT, Inc.	1,302	1,349,694
Highwoods Properties, Inc.	143,144	4,040,955
Home Consortium Ltd.	228,713	699,230

1

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Home Invest Belgium SA	12,696	$291,000
Home Reit PLC	1,048,527	1,011,261
HomeCo Daily Needs REIT	2,376,326	1,944,477
Hoshino Resorts REIT, Inc.	338	1,604,342
Host Hotels & Resorts, Inc.	963,171	18,184,669
Hotel Property Investments Ltd.	259,716	515,923
Hudson Pacific Properties, Inc.	187,546	2,070,508
Hulic REIT, Inc.	1,743	2,041,821
ICADE	43,930	1,634,147
Ichigo Office REIT Investment Corp.	1,536	867,479
Immobiliare Grande Distribuzione SIIQ SpA	88,873	255,989
Impact Healthcare REIT PLC	421,539	505,535
Independence Realty Trust, Inc.(a)	300,080	5,029,341
Industrial & Infrastructure Fund Investment Corp.	2,567	2,711,114
Ingenia Communities Group	510,554	1,281,177
Inmobiliaria Colonial Socimi SA	471,321	2,485,657
Innovative Industrial Properties, Inc.	37,379	4,040,670
InterRent Real Estate Investment Trust	177,213	1,492,005
Intervest Offices & Warehouses NV	33,696	730,936
InvenTrust Properties Corp.	92,663	2,335,108
Invincible Investment Corp.	6,518	2,046,087
Invitation Homes, Inc.(a)	830,393	26,315,154
Irish Residential Properties REIT PLC	563,621	609,356
Japan Excellent, Inc.	1,657	1,532,312
Japan Hotel REIT Investment Corp.	6,110	3,219,094
Japan Logistics Fund, Inc.	1,198	2,566,697
Japan Metropolitan Fund Invest	9,353	6,890,629
Japan Prime Realty Investment Corp.	1,261	3,424,680
Japan Real Estate Investment Corp.	1,769	7,412,618
JBG SMITH Properties	144,170	2,837,266
Kenedix Office Investment Corp.	1,008	2,296,228
Kenedix Residential Next Investment Corp.	1,371	2,009,982
Kenedix Retail REIT Corp.	780	1,402,183
Keppel DC REIT	1,735,691	2,157,169
Keppel Pacific Oak U.S. REIT	1,218,200	657,945
Keppel REIT	3,000,200	1,896,789
Killam Apartment Real Estate Investment Trust	154,554	1,791,322
Kilroy Realty Corp.	158,110	6,757,621
Kimco Realty Corp.	821,770	17,569,443
Kite Realty Group Trust	294,663	5,787,181
Kiwi Property Group Ltd.	2,164,631	1,136,442
Klepierre SA	255,032	5,125,697
Land Securities Group PLC	970,709	6,347,354
Lar Espana Real Estate Socimi SA	80,137	312,426
LaSalle Logiport REIT	2,434	2,597,830
Lendlease Global Commercial REIT(a)	2,443,756	1,209,568
Life Storage, Inc.	114,449	12,659,204
Link REIT	2,872,501	16,978,241
LondonMetric Property PLC	1,309,969	2,807,746
LTC Properties, Inc.	53,392	2,064,669
LXI REIT PLC	2,086,632	2,912,941
LXP Industrial Trust	378,036	3,659,388
Macerich Co.	281,799	3,136,423
Manulife U.S. Real Estate Investment Trust	2,099,800	766,744
Mapletree Industrial Trust(a)	2,546,010	3,958,860
Mapletree Logistics Trust(a)	4,365,109	4,684,937
Mapletree Pan Asia Commercial Trust	3,153,047	3,538,378
Medical Properties Trust, Inc.	807,981	9,251,382
Mercialys SA	87,364	756,511
Merlin Properties Socimi SA	456,835	3,872,396
Mid-America Apartment Communities, Inc.	156,220	24,596,839
Mirai Corp.	2,189	705,119
Mirvac Group	5,370,159	7,115,274

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	604	$1,787,647
Mitsui Fudosan Logistics Park, Inc.	733	2,431,988
Montea NV	17,871	1,219,008
Mori Hills REIT Investment Corp.	2,143	2,347,385
Mori Trust Sogo REIT, Inc.	1,351	1,348,185
National Health Investors, Inc.	59,170	3,354,939
National Retail Properties, Inc.	238,680	10,031,720
National Storage Affiliates Trust	115,803	4,940,156
National Storage REIT	1,541,664	2,579,717
Necessity Retail REIT, Inc.	181,199	1,239,401
NETSTREIT Corp.	84,382	1,588,069
NewRiver REIT PLC	398,429	319,843
NexPoint Residential Trust, Inc.	31,108	1,418,525
Nextensa SA	7,011	347,817
Nippon Accommodations Fund, Inc.	636	2,708,287
Nippon Building Fund, Inc.	2,078	9,237,216
Nippon Prologis REIT, Inc.	3,146	6,601,227
NIPPON REIT Investment Corp.	588	1,451,556
Nomura Real Estate Master Fund, Inc.	6,107	6,967,058
NorthWest Healthcare Properties Real Estate Investment Trust	282,846	2,229,799
NSI NV	24,383	582,995
NTT UD REIT Investment Corp.	1,886	1,847,636
Office Properties Income Trust	67,840	1,037,952
Omega Healthcare Investors, Inc.	319,719	10,160,670
One REIT, Inc.	347	578,307
Orion Office REIT, Inc.	80,269	752,121
Orix JREIT, Inc.	3,595	4,823,110
OUE Commercial Real Estate Investment Trust	3,055,700	701,570
Paramount Group, Inc.	269,515	1,743,762
Park Hotels & Resorts, Inc.	306,351	4,007,071
Parkway Life Real Estate Investment Trust	542,000	1,530,958
Pebblebrook Hotel Trust(a)	175,110	2,808,764
Phillips Edison & Co., Inc.	156,831	4,726,886
Physicians Realty Trust	305,603	4,602,381
Picton Property Income Ltd.	727,847	717,837
Piedmont Office Realty Trust, Inc., Class A	166,176	1,736,539
Precinct Properties New Zealand Ltd.	1,812,990	1,300,657
Primaris Real Estate Investment Trust	136,768	1,408,489
Primary Health Properties PLC	1,816,789	2,314,760
Prime U.S. REIT	971,400	456,628
Prologis, Inc.	1,253,816	138,860,122
Prosperity REIT	1,875,000	396,592
PRS REIT PLC	675,885	682,092
Public Storage	212,797	65,913,871
Realty Income Corp.	841,065	52,373,118
Regency Centers Corp.	233,138	14,107,180
Regional REIT Ltd.(b)	542,249	415,396
Residential Secure Income PLC(b)	241,637	248,290
Retail Estates NV	15,375	905,329
Retail Opportunity Investments Corp.	164,911	2,387,911
Rexford Industrial Realty, Inc.	232,952	12,877,587
RioCan Real Estate Investment Trust	412,452	5,876,385
RLJ Lodging Trust	215,542	2,623,146
RPT Realty	103,849	965,796
Ryman Hospitality Properties, Inc.	72,380	6,436,030
Sabra Health Care REIT, Inc.	314,840	4,300,714
Safehold, Inc.(a)	28,304	827,892
Safestore Holdings PLC	279,314	2,893,799
Samty Residential Investment Corp.	616	497,493
Sankei Real Estate, Inc.	723	453,705
Scentre Group	7,069,976	13,157,372
Schroder Real Estate Investment Trust Ltd.	745,536	387,871

S C H E D U L E OF I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Segro PLC	1,635,886	$14,722,972
Sekisui House REIT, Inc.	5,608	3,021,849
Service Properties Trust(a)	225,726	1,830,638
Shaftesbury PLC	380,981	1,599,925
Shopping Centres Australasia Property Group	1,535,094	2,673,698
Simon Property Group, Inc.	443,934	48,379,927
SITE Centers Corp.	265,900	3,291,842
SL Green Realty Corp.	87,725	3,480,928
SmartCentres Real Estate Investment Trust	178,518	3,498,683
SOSiLA Logistics REIT, Inc.	866	830,094
SPH REIT	1,398,215	804,855
Spirit Realty Capital, Inc.	184,818	7,176,483
STAG Industrial, Inc.	245,336	7,750,164
Star Asia Investment Corp.	2,235	853,000
Starhill Global REIT(a)	2,030,700	739,290
Starts Proceed Investment Corp.	338	538,698
Stockland	3,251,796	7,492,458
STORE Capital Corp.	345,639	10,991,320
Stride Property Group	715,830	665,619
Summit Hotel Properties, Inc.	145,220	1,254,701
Summit Industrial Income REIT	242,044	3,093,174
Sun Communities, Inc.	165,534	22,322,260
Sunlight Real Estate Investment Trust	1,338,000	425,678
Sunstone Hotel Investors, Inc.	289,567	3,228,672
Suntec Real Estate Investment Trust	2,841,500	2,591,450
Supermarket Income Reit PLC	1,686,116	1,982,216
Takara Leben Real Estate Investment Corp.	776	529,021
Tanger Factory Outlet Centers, Inc.	138,514	2,494,637
Target Healthcare REIT PLC	847,441	842,590
Terreno Realty Corp.	100,533	5,744,456
Tokyu REIT, Inc.	1,258	1,791,822
Triple Point Social Housing REIT PLC(b)	508,095	384,882
Tritax Big Box REIT PLC	2,573,424	4,137,918
UDR, Inc.	440,521	17,515,115
UK Commercial Property REIT Ltd.	1,062,773	744,190
Unibail-Rodamco-Westfield(a)(c)	139,286	6,582,597
UNITE Group PLC	437,952	4,473,657
United Urban Investment Corp.	4,085	4,322,042
Universal Health Realty Income Trust	16,731	814,298
Urban Edge Properties(a)	155,427	2,194,629
Urban Logistics REIT PLC	601,155	906,567
Vastned Retail NV	22,563	458,221
Ventas, Inc.	542,934	21,245,007
Veris Residential, Inc.(c)	116,200	1,839,446
VICI Properties, Inc.	1,309,054	41,915,909
Vicinity Ltd.	5,136,026	6,402,894
Vital Healthcare Property Trust	628,178	853,715
Vornado Realty Trust	240,036	5,662,449
Warehouse Reit PLC	517,404	712,030
Warehouses De Pauw CVA	193,803	4,974,132
Waypoint REIT Ltd.	948,663	1,656,357
Welltower, Inc.	631,323	38,535,956
Wereldhave NV	59,316	726,423
Workspace Group PLC	190,797	894,586
WP Carey, Inc.(a)	260,156	19,849,903
Xenia Hotels & Resorts, Inc.	152,977	2,612,847
Xior Student Housing NV	29,545	829,844

		1,744,106,265

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	321,354	1,863,469

Security	Shares	Value

Household Durables — 0.6%
Sekisui House Ltd.	769,500	$12,775,853

Real Estate Management & Development — 13.0%
Abrdn European Logistics Income PLC(b)	502,566	449,547
ADLER Group SA(a)(b)(c)	150,551	223,228
Aeon Mall Co. Ltd.	158,100	1,719,898
Allreal Holding AG	19,865	2,845,591
Amot Investments Ltd.	228,191	1,380,376
Aroundtown SA(a)	1,448,355	2,870,993
Atrium Ljungberg AB, B Shares	63,195	845,176
Azrieli Group Ltd.	49,243	3,648,191
CA Immobilien Anlagen AG	56,586	1,787,231
Capitaland Investment Ltd.	3,474,500	7,389,026
Castellum AB	345,471	3,950,146
Catena AB	41,661	1,414,927
Cibus Nordic Real Estate AB	68,787	939,585
City Developments Ltd.	625,300	3,371,375
Citycon OYJ	99,959	622,770
CK Asset Holdings Ltd.	2,689,000	14,866,314
CLS Holdings PLC	194,168	318,655
Corem Property Group AB, B Shares	944,296	587,824
Deutsche EuroShop AG(a)	16,628	356,342
Deutsche Wohnen SE	65,598	1,323,124
Dios Fastigheter AB	127,625	838,083
Entra ASA(b)	76,267	695,173
Fabege AB	346,744	2,517,358
Fastighets AB Balder, B Shares(c)	831,017	3,119,340
Grainger PLC	991,991	2,582,386
Grand City Properties SA	132,661	1,290,472
Heiwa Real Estate Co. Ltd.	42,400	1,175,696
Helical PLC	147,028	556,418
Hiag Immobilien Holding AG	4,695	377,907
Hongkong Land Holdings Ltd.	1,500,400	5,776,366
Hufvudstaden AB, A Shares	146,912	1,750,719
Hulic Co. Ltd.	564,600	4,101,449
Hysan Development Co. Ltd.	816,000	1,778,550
Intershop Holding AG	1,601	973,731
Kennedy-Wilson Holdings, Inc.	161,371	2,680,372
Kojamo Oyj	263,219	3,425,693
LEG Immobilien SE	101,042	6,596,545
Lifestyle Communities Ltd.	129,197	1,450,344
Mitsubishi Estate Co. Ltd.	1,532,800	19,275,410
Mitsui Fudosan Co. Ltd.	1,238,100	23,707,590
Mobimo Holding AG	9,671	2,255,840
New World Development Co. Ltd.	1,922,507	3,932,439
Nomura Real Estate Holdings, Inc.	151,400	3,422,216
NP3 Fastigheter AB	39,105	621,386
Nyfosa AB	247,597	1,479,669
Pandox AB(c)	123,094	1,507,426
Peach Property Group AG(a)	13,955	296,929
Phoenix Spree Deutschland Ltd.	104,694	317,128
Platzer Fastigheter Holding AB, Class B	73,218	453,848
PSP Swiss Property AG	58,257	6,223,582
Sagax AB, Class B	232,164	4,278,164
Samhallsbyggnadsbolaget i Norden AB(a)	1,475,359	2,026,974
Shurgard Self Storage SA	35,484	1,545,006
Sino Land Co. Ltd.(a)	4,931,405	5,265,831
Sirius Real Estate Ltd.	1,514,899	1,224,786
Stendorren Fastigheter AB(c)	18,068	313,964
StorageVault Canada, Inc.	318,628	1,461,757
Sumitomo Realty & Development Co. Ltd.	537,600	12,329,269

3

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	1,936,000	$20,804,869
Swire Properties Ltd.	1,423,000	2,734,883
Swiss Prime Site AG, Registered Shares	103,431	8,346,150
TAG Immobilien AG	205,316	1,285,853
Tokyo Tatemono Co. Ltd.	263,600	3,625,113
Tricon Residential, Inc.	324,687	2,736,013
Tritax EuroBox PLC(b)	1,040,799	703,755
UOL Group Ltd.	671,200	2,931,660
VGP NV	10,599	803,662
Vonovia SE	1,085,080	23,991,775
Wallenstam AB, B Shares	464,571	1,639,050
Wharf Real Estate Investment Co. Ltd.	2,110,000	8,313,525
Wihlborgs Fastigheter AB	356,244	2,333,835

		264,786,278

Total Long-Term Investments — 99.1% (Cost: $2,131,919,756)		2,023,531,865

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	37,801,981	37,794,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	7,218,592	7,218,592

Total Short-Term Securities — 2.2% (Cost: $45,025,840)		45,013,013

Total Investments — 101.3% (Cost: $2,176,945,596)		2,068,544,878

Liabilities in Excess of Other Assets — (1.3)%		(27,350,175)

Net Assets — 100.0%		$2,041,194,703

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,668,862	$24,147,102	(a)	$—		$(8,716)	$(12,827)	$37,794,421	37,801,981	$274,544	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,420,540	—		(7,201,948	)(a)	—	—	7,218,592	7,218,592	141,214		—

						$(8,716)	$(12,827)	$45,013,013		$415,758		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E OF I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	19	12/08/22	$1,756	$39,769
SPI 200 Index	15	12/15/22	1,646	34,621
Dow Jones U.S. Real Estate Index	432	12/16/22	14,109	403,959

				$478,349

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$1,341,878,557	$402,227,708	$—	$1,744,106,265
Health Care Providers & Services	1,863,469	—	—	1,863,469
Household Durables	—	12,775,853	—	12,775,853
Real Estate Management & Development	12,069,186	252,717,092	—	264,786,278
Short-Term Securities
Money Market Funds	45,013,013	—	—	45,013,013

	$1,400,824,225	$667,720,653	$—	$2,068,544,878

Derivative Financial Instruments(a)
Assets
Equity Contracts	$403,959	$74,390	$—	$478,349

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

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